Securian Financial Group, Inc.
400 Robert Street North
St. Paul, MN  55101-2098
www.securian.com
651.665.3500


                                                                [SECURIAN LOGO]

July 16, 2007

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re: Minnesota Life Insurance Company
    Minnesota Life Individual Variable Universal Life Account
    ---------------------------------------------------------


Commissioners:

On behalf of Minnesota Life Insurance Company and the Minnesota Life Individual Variable Universal Life Account (the "Account"), we have attached for filing under the Securities Act of 1933 and the Investment Company Act of 1940 an initial registration statement on Form N-6 (the "Registration Statement") for certain Individual Variable Universal Life Insurance Policies to be issued through the Account.

A copy of a Notification of Registration for the Account on Form N-8A has been filed via EDGAR.

The Registration Statement does not include financial statements; these items, along with any exhibits not included with this filing, will be added by pre-effective amendment.

If you have any questions or comments regarding the Registration Statement, please call the undersigned at 651-665-4593.

Sincerely,

/s/ Timothy E. Wuestenhagen

Timothy E. Wuestenhagen
Senior Policyowner Tax Counsel
Timothy.Wuestenhagen@securian.com

Enclosure

Minnesota Life Insurance Company
400 Robert Street North
St. Paul, MN  55101-2098
651.665.3500


Securian Financial Group provides financial security for individuals and businesses through its subsidiaries including Minnesota Life Insurance Company, Advantus Capital Management, Securian Financial Services and Securian Trust Company.
F62483  02-2005